Cash and Cash Equivalents - Additional Information (Detail)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] CNY	Mar. 31, 2012 PRC Subsidiaries [Member] USD ($)	Mar. 31, 2012 PRC Subsidiaries [Member] CNY	Mar. 31, 2013 PRC Subsidiaries [Member] RMB Original Denomination [Member] USD ($)	Mar. 31, 2013 PRC Subsidiaries [Member] RMB Original Denomination [Member] CNY	Mar. 31, 2012 PRC Subsidiaries [Member] RMB Original Denomination [Member] USD ($)	Mar. 31, 2012 PRC Subsidiaries [Member] RMB Original Denomination [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash on hand and at banks	$ 24,551,490	$ 27,680,158	$ 9,911,137	61,563,027	$ 8,511,175	53,638,273	$ 9,097,642	56,510,003	$ 8,444,783	53,219,866